Earnings Per Share - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations, Per Diluted Share	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.27)	$ 0.95	$ (0.46)	$ (0.46)	$ (0.61)	$ (0.23)	$ (1.51)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	0.03	0.10	(0.29)	1.30	0.23	(1.60)	0.34	0.28	1.14	(0.77)	(1.30)
Income (Loss) from Continuing Operations, Per Basic Share	(0.16)	(0.09)	(0.12)	(0.24)	(0.27)	0.96	(0.46)	(0.46)	(0.61)	(0.23)	(1.51)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ 0.03	$ 0.10	$ (0.29)	$ 1.30	$ 0.23	$ (1.63)	$ 0.34	$ 0.28	$ 1.14	$ (0.77)	$ (1.30)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									$ (121.1)	$ (45.8)	$ (299.3)
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									466	1,914	2,667
Equity Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1,727	1,300	1,334
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									154	1,200	1,800